Stock Option Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stock Options Plan [Abstract]
STOCK OPTION PLAN

NOTE 11 - STOCK OPTION PLAN

In December 2010, the Company established the 2010 Stock Option Plan (the “Plan”).  The Plan authorizes the issuance of 1,000,000 shares of common stock. Pursuant to the terms of the August 16, 2010 merger agreement, the Company assumed all of Old DecisionPoint’s obligations under their outstanding stock option plans.

The Plan is administered by the Board of Directors, or a committee appointed by the Board of Directors, which determines recipients and types of awards to be granted, including the number of shares subject to the awards, the exercise price and the vesting schedule. The term of stock options granted under the Plans cannot exceed ten years.  Options shall not have an exercise price less than 100% of the fair market value of the Company’s common stock on the grant date, and generally vest over a period of five years. If the individual possesses more than 10% of the combined voting power of all classes of stock of the Company, the exercise price shall not be less than 110% of the fair market of a share of common stock on the date of grant.

A summary of the status of the Plans as of September 30, 2014, and information with respect to the changes in options outstanding is as follows:

			Weighted
	Options		Average	Aggregate
	Available for Grant	Options Outstanding	Exercise Price	Intrinsic Value

December 31, 2013	195,495	804,505	$1.39	$-
Granted	(272,475)	272,475	0.47	-
Exercised	-	-	-	-
Forfeited	310,640	(310,640)	1.66	-
September 30, 2014	233,660	766,340	$0.95	$-

Exercisable options at September 30, 2013		717,053	$0.91	$-
The following table summarizes information about stock options outstanding as of September 30, 2014:

	Options Outstanding			Options Exercisable
		Weighted			Weighted
		Average	Weighted		Average	Weighted
Range of		Remaining	Average		Remaining	Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price

$0.40 - 0.53	532,475	2.39	$0.49	513,607	2.40	$0.48
$1.33 - 2.03	122,730	2.25	1.90	122,730	2.25	1.90
$2.06 - 4.34	111,135	6.53	2.16	80,716	6.47	2.16
		122
Total	766,340	2.97	$0.95	717,053	2.83	$0.91

No awards were exercised during the nine months ended September 30, 2014 and 2013, respectively. The total fair value of awards vested for the nine months ended September 30, 2014 and 2013 was $109,000 and $40,000, respectively.

Stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the required service period, which is generally equal to the vesting period. The fair value of options granted to directors during the nine months ended September 30, 2014, was $79,000 (no options were granted during the nine months ended September 30, 2013). The fair values were estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	For the Nine Months Ended
	September 30,
	2014	2013
Expected term	1.50 years	N/A
Expected volatility	140.28%	N/A
Dividend yield	0%	N/A
Risk-free interest rate	0.30%	N/A

The Company estimates expected volatility using historical volatility of its common stock over a period equal to the expected life of the options. The expected term of the awards represents the period of time that the awards are expected to be outstanding. Management considered expectations for the future to estimate employee exercise and post-vest termination behavior. The Company does not intend to pay common stock dividends in the foreseeable future, and therefore has assumed a dividend yield of zero. The risk-free interest rate is the yield on zero-coupon U.S. Treasury securities for a period that is commensurate with the expected term of the awards.

Employee and director stock-based compensation costs for the nine months ended September 30, 2014 and 2013, was $89,000 and $31,000, respectively, and is included in selling, general and administrative expense in the accompanying unaudited condensed consolidated statements of operations. As of September 30, 2014, total unrecognized estimated employee and director compensation cost related to stock options granted prior to that date was $37,000 which is expected to be recognized over a weighted-average vesting period of 1.65 years.

NOTE 14 - STOCK OPTION PLAN

In December 2010, the Company established the 2010 Stock Option Plan (the “Plan”).  The Plan authorizes the issuance of 1,000,000 shares of common stock.

The Plan is administered by the Board of Directors, or a committee appointed by the Board of Directors, which determines recipients and types of awards to be granted, including the number of shares subject to the awards, the exercise price and the vesting schedule.  The term of stock options granted under the Plans cannot exceed ten years.  Options shall not have an exercise price less than 100% of the fair market value of the Company’s common stock on the grant date, and generally vest over a period of five years.  If the individual possesses more than 10% of the combined voting power of all classes of stock of the Company, the exercise price shall not be less than 110% of the fair market of a share of common stock on the date of grant.

A summary of the status of the Plans as of December 31, 2013, and information with respect to the changes in options outstanding is as follows:

			Weighted -
	Options		Average	Aggregate
	Available	Options	Exercise	Intrinsic
	for Grant	Outstanding	Price	Value

January 1, 2013	455,495	544,505	$1.82
Granted	(260,000)	260,000	0.50
Exercised	-	-	-
Forfeited	-	-	-
December 31, 2013	195,495	804,505	$1.39	$-

Exercisable options at December 31, 2013		710,437	$1.29	$-

The following table summarizes information about stock options outstanding as of December 31, 2013:

	Options Outstanding			Options Exercisable
		Weighted-			Weighted-
		Average	Weighted-		Average	Weighted-
Range of		Remaining	Average		Remaining	Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price

$0.50	260,000	2.90	$0.50	260,000	2.90	$0.50
$1.33 - 2.03	365,620	1.33	1.65	359,524	1.30	1.64
$2.06 - 4.34	178,885	7.35	2.16	90,913	7.29	2.16

Total	804,505	3.17	$1.39	710,437	2.65	$1.29

No awards were exercised during the years ended December 31, 2013 and 2012, respectively.  The total fair value of awards vested for the years ended December 31, 2013 and 2012 was $122,000 and $76,000, respectively.

Stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the required service period, which is generally equal to the vesting period.  The fair value of options granted to directors during the year ended December 31, 2013, was $79,000 (no options were granted during the year ended December 31, 2012).  The fair values were estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected term	1.50 years
Expected volatility	153.61%
Dividend yield	0%
Risk-free interest rate	0.215%

Due to the limited time that the Company’s common stock has been publicly traded, management estimates expected volatility based on the average expected volatilities of a sampling of five companies with similar attributes to the Company, including: industry, size and financial leverage.  The expected term of the awards represents the period of time that the awards are expected to be outstanding.  Management considered expectations for the future to estimate employee exercise and post-vest termination behavior.  The Company does not intend to pay dividends in the foreseeable future, and therefore has assumed a dividend yield of zero.  The risk-free interest rate is the yield on zero-coupon U.S. Treasury securities for a period that is commensurate with the expected term of the awards.

Employee stock-based compensation costs for the years ended December 31, 2013 and 2012, was $125,000 and $57,000, respectively, and is included in selling, general and administrative expense in the accompanying consolidated statements of operations.  As of December 31, 2013, total unrecognized estimated employee compensation cost related to stock options granted prior to that date was $98,000 which is expected to be recognized over a weighted-average vesting period of 2.45 years.

The weighted-average fair value on the grant date of options granted to directors during the year ended December 31, 2013 was $0.30.  The Company did not grant any stock options during 2012.